Segment information	6 Months Ended
Jun. 30, 2023
Segment Results of Operations [Abstract]
Disclosure of Segment Results [text block]
Segment results
	Three months ended Jun 30, 2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	1,943	2,361	2,400	620	(261)	7,062
Provision for credit losses	117	141	147	(0)	(4)	401
Noninterest expenses:
Compensation and benefits	375	646	716	234	841	2,812
General and administrative expenses	781	990	1,231	241	(586)	2,657
Impairment of goodwill and other intangible assets	0	0	0	0	0	0
Restructuring activities	(0)	(1)	135	(0)	0	134
Total noninterest expenses	1,156	1,636	2,082	474	255	5,602
Noncontrolling interests	0	8	0	43	(51)	0
Profit (loss) before tax	670	576	171	103	(461)	1,059

N/M – Not meaningful
	Three months ended Jun 30, 2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	1,551	2,646	2,160	656	686	7,699
Provision for credit losses	56	72	96	(0)	8	233
Noninterest expenses:
Compensation and benefits	356	588	700	224	821	2,690
General and administrative expenses	700	943	986	229	(642)	2,217
Impairment of goodwill and other intangible assets	0	0	0	0	0	0
Restructuring activities	(2)	2	(35)	0	(1)	(36)
Total noninterest expenses	1,054	1,533	1,652	453	178	4,870
Noncontrolling interests	0	2	(0)	46	(49)	0
Profit (loss) before tax	441	1,038	412	157	549	2,596

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
	Six months ended Jun 30, 2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	3,916	5,052	4,838	1,209	(175)	14,839
Provision for credit losses	182	181	413	(1)	(3)	772
Noninterest expenses:
Compensation and benefits	736	1,259	1,405	456	1,652	5,508
General and administrative expenses	1,506	2,169	2,433	454	(1,144)	5,417
Impairment of goodwill and other intangible assets	0	0	0	0	0	0
Restructuring activities	0	(0)	135	0	(1)	134
Total noninterest expenses	2,242	3,427	3,973	910	507	11,059
Noncontrolling interests	0	6	0	82	(89)	0
Profit (loss) before tax	1,492	1,437	452	218	(591)	3,008

N/M – Not meaningful
	Six months ended Jun 30, 2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	3,013	5,969	4,380	1,338	187	14,887
Provision for credit losses	204	108	197	(0)	16	525
Noninterest expenses:
Compensation and benefits	709	1,200	1,383	453	1,602	5,346
General and administrative expenses	1,415	2,127	2,074	421	(1,056)	4,981
Impairment of goodwill and other intangible assets	0	0	0	0	0	0
Restructuring activities	(2)	3	(80)	0	(1)	(80)
Total noninterest expenses	2,122	3,330	3,377	875	544	10,247
Noncontrolling interests	0	3	(0)	101	(104)	0
Profit (loss) before tax	687	2,528	805	362	(268)	4,115

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
Corporate Bank
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2023	Jun 30, 2022	Absolute Change	Change in %	Jun 30, 2023	Jun 30, 2022	Absolute Change	Change in %
Net revenues:
Corporate Treasury Services	1,076	946	130	14	2,264	1,845	419	23
Institutional Client Services	492	394	98	25	939	744	195	26
Business Banking	376	211	164	78	713	424	289	68
Total net revenues	1,943	1,551	392	25	3,916	3,013	903	30
Of which:
Net interest income	1,312	825	488	59	2,645	1,604	1,040	65
Commissions and fee income	573	622	(49)	(8)	1,149	1,192	(43)	(4)
Remaining income	58	104	(47)	(45)	122	217	(95)	(44)
Provision for credit losses	117	56	62	110	182	204	(22)	(11)
Noninterest expenses:
Compensation and benefits	375	356	19	5	736	709	27	4
General and administrative expenses	781	700	81	12	1,506	1,415	91	6
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	(0)	(2)	2	(92)	0	(2)	2	N/M
Total noninterest expenses	1,156	1,054	102	10	2,242	2,122	120	6
Noncontrolling interests	0	0	0	N/M	0	0	0	N/M
Profit (loss) before tax	670	441	228	52	1,492	687	805	117

Employees (front office, full-time equivalent)[1]	7,627	7,331	297	4	7,627	7,331	297	4
Employees (business-aligned operations, full-time equivalent)[1]	6,971	5,980	991	17	6,971	5,980	991	17
Employees (allocated central infrastructure, full-time equivalent)[1]	8,716	7,586	1,130	15	8,716	7,586	1,130	15
Total employees (full-time equivalent)[1]	23,314	20,897	2,417	12	23,314	20,897	2,417	12
Total assets (in € bn)[1,2]	245	258	(13)	(5)	245	258	(13)	(5)
Risk-weighted assets (in € bn)[1]	71	72	(1)	(1)	71	72	(1)	(1)
of which: operational risk RWA (in € bn)[1]	5	5	(0)	(0)	5	5	(0)	(0)
Leverage exposure (in € bn)[1]	306	317	(11)	(3)	306	317	(11)	(3)
Deposits (in € bn)[1]	271	275	(4)	(1)	271	275	(4)	(1)
Loans (gross of allowance for loan losses, in € bn)[1]	116	129	(13)	(10)	116	129	(13)	(10)
Cost/income ratio	59.5%	68.0%	(8.5)ppt	N/M	57.3%	70.4%	(13.2)ppt	N/M
Post-tax return on average shareholders’ equity	13.6%	9.9%	3.7ppt	N/M	15.3%	7.7%	7.6ppt	N/M
Post-tax return on average tangible shareholders’ equity	14.8%	10.8%	4.0ppt	N/M	16.6%	8.4%	8.2ppt	N/M

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of quarter-end
[2] Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances as of quarter-end
Investment Bank
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2023	Jun 30, 2022	Absolute Change	Change in %	Jun 30, 2023	Jun 30, 2022	Absolute Change	Change in %
Net revenues:
Fixed Income, Currency (FIC) Sales & Trading	2,146	2,385	(240)	(10)	4,506	5,226	(720)	(14)
Debt Origination	212	21	191	N/M	425	328	97	30
Equity Origination	30	45	(15)	(33)	52	79	(27)	(34)
Advisory	48	166	(118)	(71)	140	299	(159)	(53)
Origination & Advisory	291	232	59	25	618	707	(89)	(13)
Other	(76)	28	(104)	N/M	(71)	37	(108)	N/M
Total net revenues	2,361	2,646	(285)	(11)	5,052	5,969	(917)	(15)
Provision for credit losses	141	72	68	94	181	108	73	68
Noninterest expenses:
Compensation and benefits	646	588	58	10	1,259	1,200	59	5
General and administrative expenses	990	943	47	5	2,169	2,127	42	2
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	(1)	2	(3)	N/M	(0)	3	(3)	N/M
Total noninterest expenses	1,636	1,533	102	7	3,427	3,330	98	3
Noncontrolling interests	8	2	6	N/M	6	3	3	75
Profit (loss) before tax	576	1,038	(462)	(44)	1,437	2,528	(1,090)	(43)

Employees (front office, full-time equivalent)[1]	4,377	4,199	177	4	4,377	4,199	177	4
Employees (business-aligned operations, full-time equivalent)[1]	3,547	3,012	535	18	3,547	3,012	535	18
Employees (allocated central infrastructure, full-time equivalent)[1]	11,476	9,914	1,562	16	11,476	9,914	1,562	16
Total employees (full-time equivalent)[1]	19,400	17,126	2,274	13	19,400	17,126	2,274	13
Total assets (in € bn)[1,2]	662	706	(45)	(6)	662	706	(45)	(6)
Risk-weighted assets (in € bn)[1]	145	144	1	1	145	144	1	1
of which: operational risk RWA (in € bn)[1]	23	24	(1)	(6)	23	24	(1)	(6)
Leverage exposure (in € bn)[1]	546	557	(11)	(2)	546	557	(11)	(2)
Deposits (in € bn)[1]	12	17	(5)	(29)	12	17	(5)	(29)
Loans (gross of allowance for loan losses, in € bn)[1]	103	99	3	3	103	99	3	3
Cost/income ratio	69.3%	58.0%	11.3ppt	N/M	67.8%	55.8%	12.1ppt	N/M
Post-tax return on average shareholders’ equity	5.0%	10.6%	(5.6)ppt	N/M	6.6%	13.2%	(6.7)ppt	N/M
Post-tax return on average tangible shareholders’ equity	5.3%	11.1%	(5.9)ppt	N/M	6.9%	13.9%	(7.0)ppt	N/M

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of quarter-end
[2]
Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances
Private Bank
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2023	Jun 30, 2022	Absolute Change	Change in %	Jun 30, 2023	Jun 30, 2022	Absolute Change	Change in %
Net revenues:
Private Bank Germany	1,535	1,326	209	16	3,085	2,683	402	15
International Private Bank	865	834	31	4	1,752	1,696	56	3
Premium Banking	257	232	25	11	499	477	22	5
Wealth Management & Bank for Entrepreneurs	608	602	6	1	1,253	1,220	34	3
Total net revenues	2,400	2,160	240	11	4,838	4,380	458	10
Of which:
Net interest income	1,543	1,274	269	21	3,075	2,457	618	25
Commissions and fee income	724	783	(59)	(8)	1,501	1,740	(239)	(14)
Remaining income	132	102	29	29	262	182	79	43
Provision for credit losses	147	96	50	52	413	197	216	109
Noninterest expenses:
Compensation and benefits	716	700	15	2	1,405	1,383	22	2
General and administrative expenses	1,231	986	245	25	2,433	2,074	359	17
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	135	(35)	170	N/M	135	(80)	215	N/M
Total noninterest expenses	2,082	1,652	430	26	3,973	3,377	596	18
Noncontrolling interests	0	(0)	0	N/M	0	(0)	0	N/M
Profit (loss) before tax	171	412	(240)	(58)	452	805	(354)	(44)

Employees (front office, full-time equivalent)[1]	20,957	21,683	(725)	(3)	20,957	21,683	(725)	(3)
Employees (business-aligned operations, full-time equivalent)[1]	5,819	5,982	(164)	(3)	5,819	5,982	(164)	(3)
Employees (allocated central infrastructure, full-time equivalent)[1]	11,168	9,675	1,493	15	11,168	9,675	1,493	15
Total employees (full-time equivalent)[1]	37,944	37,340	604	2	37,944	37,340	604	2
Total assets (in € bn)[1,2]	330	330	0	0	330	330	0	0
Risk-weighted assets (in € bn)[1]	87	88	(1)	(2)	87	88	(1)	(2)
of which: operational risk RWA (in € bn)[1]	8	7	1	8	8	7	1	8
Leverage exposure (in € bn)[1]	341	341	(0)	(0)	341	341	(0)	(0)
Deposits (in € bn)[1]	307	319	(12)	(4)	307	319	(12)	(4)
Loans (gross of allowance for loan losses, in € bn)[1]	263	264	(1)	(0)	263	264	(1)	(0)
Assets under Management (in € bn)[1,3]	541	529	13	2	541	529	13	2
Net flows (in € bn)	7	7	(0)	(3)	13	17	(4)	(24)
Cost/income ratio	86.8%	76.5%	10.3ppt	N/M	82.1%	77.1%	5.0ppt	N/M
Post-tax return on average shareholders’ equity	2.6%	7.9%	(5.4)ppt	N/M	3.7%	7.8%	(4.1)ppt	N/M
Post-tax return on average tangible shareholders’ equity	2.8%	8.6%	(5.9)ppt	N/M	4.0%	8.5%	(4.5)ppt	N/M

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of quarter-end
[2] Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances
[3] The Group defines assets under management as (a) assets held on behalf of customers for investment purposes and/or (b) client assets that are managed by the bank; assets under management are managed on a discretionary or advisory basis, or these assets are deposited with the bank; deposits are considered assets under management if they serve investment purposes; in the Private Bank Germany and Premium Banking, this includes term deposits and savings deposits; in Wealth Management & Bank for Entrepreneurs, it is assumed that all customer deposits are held with the bank primarily for investment purposes
Asset Management
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2023	Jun 30, 2022	Absolute Change	Change in %	Jun 30, 2023	Jun 30, 2022	Absolute Change	Change in %
Net revenues:
Management Fees	580	619	(39)	(6)	1,151	1,239	(89)	(7)
Performance and transaction fees	57	31	26	82	68	58	11	18
Other	(17)	6	(23)	N/M	(10)	41	(51)	N/M
Total net revenues	620	656	(36)	(6)	1,209	1,338	(129)	(10)
Provision for credit losses	(0)	(0)	0	(93)	(1)	(0)	(1)	N/M
Noninterest expenses:
Compensation and benefits	234	224	10	4	456	453	3	1
General and administrative expenses	241	229	11	5	454	421	33	8
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	(0)	0	(0)	N/M	0	0	(0)	(83)
Total noninterest expenses	474	453	21	5	910	875	35	4
Noncontrolling interests	43	46	(3)	(7)	82	101	(19)	(18)
Profit (loss) before tax	103	157	(54)	(34)	218	362	(145)	(40)

Employees (front office, full-time equivalent)[1]	1,999	1,907	92	5	1,999	1,907	92	5
Employees (business-aligned operations, full-time equivalent)[1]	2,313	2,326	(13)	(1)	2,313	2,326	(13)	(1)
Employees (allocated central infrastructure, full-time equivalent)[1]	522	485	37	8	522	485	37	8
Total employees (full-time equivalent)[1]	4,834	4,718	117	2	4,834	4,718	117	2
Total assets (in € bn)[1,2]	10	11	(1)	(7)	10	11	(1)	(7)
Risk-weighted assets (in € bn)[1]	14	13	1	7	14	13	1	7
of which: operational risk RWA (in € bn)[1]	3	3	0	3	3	3	0	3
Leverage exposure (in € bn)[1]	9	9	(0)	(4)	9	9	(0)	(4)
Assets under Management (in € bn)[1]	859	833	26	3	859	833	26	3
Net flows (in € bn)	9	(25)	34	N/M	15	(26)	41	N/M
Cost/income ratio	76.5%	69.1%	7.4ppt	N/M	75.3%	65.4%	9.9ppt	N/M
Post-tax return on average shareholders’ equity	5.3%	8.1%	(2.7)ppt	N/M	5.6%	9.5%	(3.9)ppt	N/M
Post-tax return on average tangible shareholders’ equity	12.5%	18.6%	(6.1)ppt	N/M	13.0%	22.0%	(9.0)ppt	N/M

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of quarter-end
[2]
Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances
Corporate & Other
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2023	Jun 30, 2022	Absolute Change	Change in %	Jun 30, 2023	Jun 30, 2022	Absolute Change	Change in %
Net revenues	(261)	686	(947)	N/M	(175)	187	(362)	N/M
Provision for credit losses	(4)	8	(12)	N/M	(3)	16	(18)	N/M
Noninterest expenses:
Compensation and benefits	841	821	20	2	1,652	1,602	51	3
General and administrative expenses	(586)	(642)	55	(9)	(1,144)	(1,056)	(88)	8
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	0	(1)	1	N/M	(1)	(1)	0	(29)
Total noninterest expenses	255	178	77	44	507	544	(37)	(7)
Noncontrolling interests	(51)	(49)	(3)	5	(89)	(104)	16	(15)
Profit (loss) before tax	(461)	549	(1,009)	N/M	(591)	(268)	(323)	120

Employees (C&O, net, full-time equivalent)[1]	1,563	2,835	(1,272)	(45)	1,563	2,835	(1,272)	(45)
Employees (central infrastructure allocated to businesses, full-time equivalent)[1]	31,882	27,660	4,222	15	31,882	27,660	4,222	15
Employees (full-time equivalent)[1]	33,445	30,495	2,950	10	33,445	30,495	2,950	10
Risk-weighted assets (in € bn)[1]	41	52	(11)	(21)	41	52	(11)	(21)
Leverage exposure (in € bn)[1]	34	56	(22)	(39)	34	56	(22)	(39)

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of quarter-end